Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table	The following table sets forth a comparison of Pay Versus Performance (“PVP”) related to compensation reflected in the Summary
Compensation Table to compensation actually paid to our Principal Executive Officer (“PEO”) and other NEOs as well as information on our Company performance.

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (5)	Average Summary Compensation Table Total for Non-PEO NEOs (2)	Average Compensation Actually Paid to Non-PEO NEOs (5)	Value of Initial Fixed $100 Investment Based on:		Company Net Income ($ in millions)	Company EBITDA (4) ($ in millions)
					Company Total Shareholder Return (3)	Peer Group Total Shareholder Return (3)
2024	$6,400,374	$8,127,190	$2,649,309	$3,094,730	$262	$114	$138	$425
2023	6,748,551	15,496,536	2,138,092	3,039,172	207	146	143	405
2022	7,810,461	4,230,620	3,416,649	1,780,081	122	112	328	627
2021	8,023,798	12,877,899	3,789,459	6,581,026	159	145	225	457
2020	7,469,365	11,918,983	2,624,006	3,835,865	133	116	97	247

Company Selected Measure Name	EBITDA
Named Executive Officers, Footnote	Mr. Nemeth served as our PEO for each year.
(2)The Company’s Non-PEO NEOs for the years ended December 31, 2024, 2023, 2022, 2021 and 2020 were as follows:
•2024 - Messrs. Rodino, Ellis, Roeder, Filer and Gonzalez
•2023 - Messrs. Rodino, Ellis, Filer, Jacob A. Petkovich and Joel D. Duthie
•2022 and 2021 – Messrs. Cleveland, Rodino, Ellis and Petkovich
•2020 - Messrs. Cleveland, Rodino, Ellis, Petkovich, John A. Forbes and Joshua A. Boone
Mr. Petkovich joined the Company as CFO in November 2020 and resigned from the Company in May 2023. Mr. Filer joined the Company as Senior Vice President of Finance in November 2022 and served as Interim CFO from May 2023 through March 4, 2024, at which time he returned to his previous role as Senior Vice
President of Finance and was appointed Chief Accounting Officer in May 2024. Mr. Cleveland served as Executive Chairman during the period from 2020 through
2022 and served as our PEO through December 31, 2019. Equity awards granted to Mr. Cleveland while he served as PEO continued to vest during the period from
2020 through 2022. Mr. Boone resigned as CFO of the Company in June 2020. Mr. Forbes, an independent member of our Board, served as interim CFO from June
2020 until November 2020. The compensation for Mr. Forbes reflected in this table relates to the salary, bonus and equity grant Mr. Forbes received while serving
	as interim CFO. The table does not include any compensation Mr. Forbes received related to his service as a member of the Board of Directors.
Peer Group Issuers, Footnote	Company Total Shareholder Return (“TSR”) reflects $100 invested as of market close on December 31, 2019, the final trading day of fiscal 2019. Peer Group TSR reflects a customized peer group of companies, which includes Brunswick Corporation, Cavco Industries, Inc., LCI Industries, Malibu Boats, Inc., Polaris, Inc., Thor
Industries, Inc., Winnebago Industries, Inc., and Wabash National Corporation. See Stock Performance Graph on page 29 of our Form 10-K for the fiscal year ended
December 31, 2024.

PEO Total Compensation Amount	$ 6,400,374	$ 6,748,551	$ 7,810,461	$ 8,023,798	$ 7,469,365
PEO Actually Paid Compensation Amount	$ 8,127,190	15,496,536	4,230,620	12,877,899	11,918,983
Adjustment To PEO Compensation, Footnote	The following table sets forth a reconciliation from the Summary Compensation Table (“SCT”) to Compensation Actually Paid to our PEO and for the average paid for our Non-PEO NEOs for the year ended December 31, 2024.

	PEO	Average Non-PEO NEOs
	2024	2024
SCT Total Compensation	$6,400,374	$2,649,309
SUBTRACT Grant Fair Value of Equity Awards Made During Year (a)	(3,564,636)	(1,300,068)
ADD Year End Fair Value of Equity Awards Made During Year (b)	4,460,150	1,531,729
ADD Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards (c)	880,662	200,116
ADD Change in Fair Value of Equity Awards Granted in Prior Years That Vested During Year (d)	(374,080)	(40,988)
ADD Fair Value at Vesting of Equity Awards Made During Year That Also Vested During Year (e)	-	-
SUBTRACT Fair Value at the End of the Prior Year of Equity Awards That Were Forfeited During Year (f)	-	-
ADD Value of Dividends Paid on Equity Awards That Vested During Year Not Included in SCT Total Compensation (g)	324,720	54,632
Total Adjustments Related to Equity Awards	$1,726,816	$445,421
Total Adjustments Related to Pension Value (h)	-	-
Total Compensation Actually Paid	$8,127,190	$3,094,730
(a)Represents the grant date fair value of equity-based awards made during the fiscal year.
(b)Represents the year-end fair value of equity awards that were made during the fiscal year and were unvested as of year-end.
(c)Represents the change in fair value during the fiscal year of equity-based awards granted in prior fiscal years that were still unvested as of year-end.
(d)Represents the change in fair value during the fiscal year of equity-based awards granted in prior fiscal years that vested during the current fiscal year.
(e)Represents the fair value of equity awards that vested during the same year as grant.
(f)Represents the prior year-end fair value of equity awards forfeited during the year.
(g)Dividends accrued during vesting period on restricted equity awards are paid only on shares that vest with payment made at the time of vesting.
(h)Mr. Nemeth is the only participant in the Executive Retirement Plan. The annual interest credit on the annuity benefit is reported using the same value in the SCT
	and in Compensation Actually Paid.
Non-PEO NEO Average Total Compensation Amount	$ 2,649,309	2,138,092	3,416,649	3,789,459	2,624,006
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,094,730	3,039,172	1,780,081	6,581,026	3,835,865
Adjustment to Non-PEO NEO Compensation Footnote	The following table sets forth a reconciliation from the Summary Compensation Table (“SCT”) to Compensation Actually Paid to our PEO and for the average paid for our Non-PEO NEOs for the year ended December 31, 2024.

	PEO	Average Non-PEO NEOs
	2024	2024
SCT Total Compensation	$6,400,374	$2,649,309
SUBTRACT Grant Fair Value of Equity Awards Made During Year (a)	(3,564,636)	(1,300,068)
ADD Year End Fair Value of Equity Awards Made During Year (b)	4,460,150	1,531,729
ADD Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards (c)	880,662	200,116
ADD Change in Fair Value of Equity Awards Granted in Prior Years That Vested During Year (d)	(374,080)	(40,988)
ADD Fair Value at Vesting of Equity Awards Made During Year That Also Vested During Year (e)	-	-
SUBTRACT Fair Value at the End of the Prior Year of Equity Awards That Were Forfeited During Year (f)	-	-
ADD Value of Dividends Paid on Equity Awards That Vested During Year Not Included in SCT Total Compensation (g)	324,720	54,632
Total Adjustments Related to Equity Awards	$1,726,816	$445,421
Total Adjustments Related to Pension Value (h)	-	-
Total Compensation Actually Paid	$8,127,190	$3,094,730
(a)Represents the grant date fair value of equity-based awards made during the fiscal year.
(b)Represents the year-end fair value of equity awards that were made during the fiscal year and were unvested as of year-end.
(c)Represents the change in fair value during the fiscal year of equity-based awards granted in prior fiscal years that were still unvested as of year-end.
(d)Represents the change in fair value during the fiscal year of equity-based awards granted in prior fiscal years that vested during the current fiscal year.
(e)Represents the fair value of equity awards that vested during the same year as grant.
(f)Represents the prior year-end fair value of equity awards forfeited during the year.
(g)Dividends accrued during vesting period on restricted equity awards are paid only on shares that vest with payment made at the time of vesting.
(h)Mr. Nemeth is the only participant in the Executive Retirement Plan. The annual interest credit on the annuity benefit is reported using the same value in the SCT
	and in Compensation Actually Paid.
Compensation Actually Paid vs. Total Shareholder Return	CAP Versus TSR 2020 - 2024
Compensation Actually Paid vs. Net Income	CAP Versus Net Income 2020 - 2024
Compensation Actually Paid vs. Company Selected Measure	CAP Versus EBITDA 2020 - 2024
Total Shareholder Return Amount	$ 262	207	122	159	133
Peer Group Total Shareholder Return Amount	114	146	112	145	116
Net Income (Loss)	$ 138,000,000	$ 143,000,000	$ 328,000,000	$ 225,000,000	$ 97,000,000
Company Selected Measure Amount	425,000,000	405,000,000	627,000,000	457,000,000	247,000,000
PEO Name	Mr. Nemeth
Measure:: 1
Pay vs Performance Disclosure
Non-GAAP Measure Description	Company selected measure of EBITDA, calculated as earnings before interest, taxes, depreciation and amortization, is the primary metric used in our LTIP as discussed in the CD&A. Below is a reconciliation of net income to EBITDA for the periods shown in the table above:

($ in millions)	2020	2021	2022	2023	2024
Net Income	$97	$225	$328	$143	$138
+ Interest expense	43	58	61	69	80
+ Income taxes	33	69	107	48	40
+ Depreciation & amortization	74	105	131	145	167
EBITDA	$247	$457	$627	$405	$425

PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,726,816
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,564,636)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,460,150
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	880,662
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(374,080)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	324,720
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	445,421
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,300,068)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,531,729
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	200,116
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(40,988)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 54,632